Leases	12 Months Ended
Dec. 31, 2023
Leases [Abstract]
LEASES

NOTE 11 – LEASES:

On May 21, 2022, the Company has entered into a short-term lease agreement for its offices. According to the agreement, the Company will pay NIS 17 thousand (USD 5 thousand) plus VAT per month. On December 30, 2022, the Company terminated the agreement and paid the lessor a one-time compensation of NIS 11 thousand (USD 3 thousand).

On January 5, 2023, the Company entered into a new lease agreement for its offices for a period of 21 months effective as of February 1, 2023, with an option by the Company to extend the lease period for two additional terms of 12 months each. According to the agreement, the Company will pay NIS 8.3 thousand plus VAT per month. The Company uses its incremental borrowing rate of 10% as the discount rate for its leases, as the implicit rate in the lease is not readily determinable.

Jeffs’ Brands leases office space and a warehouse with a remaining useful life of less than 3 years and uses its incremental borrowing rate as the discount rate for its leases, as the implicit rate in the lease is not readily determinable. As of December 31, 2023, Jeffs’ Brands leases had a weighted average remaining lease term of 3 years and a weighted average borrowing rate of 10%.

On February 25, 2021, Gix Media entered into a lease agreement for a new corporate office of 479 square meters in Ramat Gan, Israel, for a monthly rent fee of USD 10 thousand. The lease period is for 36 months (the “initial lease period”) with an option to extend the lease period for two additional terms of 24 months each. In accordance with the lease agreement, Gix Media made leasehold improvements in exchange for a rent fee discount of USD 67 thousand which will be spread over the initial lease period.

In December 2023, Gix Media exercised the option to extend the lease period for an additional term of 24 months (from March 1, 2024, to February 28, 2026).

As of December 31, 2023, Gix’s Media leases had a weighted average remaining lease term of 4 years and a weighted average borrowing rate of 3.10%.

Right-of-use assets

Buildings
USD in thousands
Cost:
At December 31, 2021	-
Acquisition of a subsidiary (see note 4F)	619
Additions	152
At December 31, 2022	771
Additions	104
At December 31, 2023	875

Accumulated Depreciation:
At December 31, 2021	-
Acquisition of a subsidiary (see note 4F)	(92)
Charge for the year	(88)
At December 31, 2022	(180)
Charge for the year	(199)
At December 31, 2023	379

Carrying amount:
At December 31, 2023	496
At December 31, 2022	591

Amounts recognized in profit and loss:

	2023	2022
	USD in thousands
Depreciation expense on right-of-use assets	199	88
Interest expense on lease liabilities	82	82
Expense relating to short-term leases	-	71

For the year ended December 31, 2023, the total cash outflows for leases amounted to USD 150 thousand (2022: USD 66 thousand).

Lease liabilities

Maturities of lease liabilities as of December 31, 2023 and 2022 are as follows:

	2023	2022
	USD in thousands
Year 1	102	148
Year 2	162	148
Year 3	143	133
Year 4	148	114
Year 5	19	118
Onwards	-	19
Less: unearned interest	(4)	(37)
	570	643
Analyzed as:
Non-current	468	512
Current	102	131
	570	643